Equity / (Deficit) (Details Narrative) (Allied Integral United Inc) - USD ($)		1 Months Ended					3 Months Ended					12 Months Ended
	Mar. 09, 2018	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Nov. 30, 2019	Oct. 31, 2019	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 10, 2020	Sep. 09, 2020	Sep. 30, 2018	Jul. 30, 2018	Jan. 02, 2018
Common stock, shares authorized			25,000,000				25,000,000		25,000,000			25,000,000	25,000,000		25,000,000	250,000,000
Common stock, par value			$ 0.001				$ 0.001		$ 0.001			$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized			2,000,000				2,000,000		2,000,000			2,000,000	2,000,000
Preferred stock, par value			$ 0.001				$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Number of shares issued	15,810
Number of stock issued during the period													$ 3,801,000	$ 9,680,000
Common stock, shares issued			3,151,780				3,151,780		3,151,780			3,151,780	1,773,189					1,390,000
Common stock, shares outstanding			3,151,780				3,151,780		3,151,780			3,151,780	1,773,189
Number of common stock vested compensation for services												$ 80,000	$ 87,000	84,000
Preferred stock, shares issued			328,925				328,925		328,925			328,925	328,925
Preferred stock, shares outstanding			328,925				328,925		328,925			328,925	328,925
Warrants issued to purchase of stock	15,810
Warrants exercise price per share	$ 114
Net loss							$ (569,000)				$ (1,079,000)	$ (2,957,000)	$ (9,229,000)	$ (8,131,000)
Allied Integral United Inc [Member]
Common stock, shares authorized		100,000,000	100,000,000					100,000,000	100,000,000			100,000,000	100,000,000				100,000,000		400,091
Common stock, par value		$ 0.01	$ 0.01					$ 0.01	$ 0.01			$ 0.01	$ 0.01				$ 0.01
Preferred stock, shares authorized		30,000,000	30,000,000					30,000,000	30,000,000			30,000,000	30,000,000				30,000,000
Preferred stock, par value		$ 0.01	$ 0.01					$ 0.01	$ 0.01			$ 0.01	$ 0.01				$ 0.01
Number of shares issued													10,000
Number of stock issued during the period												$ 400,000	$ 100
Common stock, shares issued		920,407	863,407					920,407	863,407			863,407	410,091
Common stock, shares outstanding		920,407	863,407					920,407	863,407			863,407	410,091
Number of restricted stock shares issued during the period								1,200,000				1,200,000
Number of restricted stock issued during the period								$ 12,000,000				$ 12,000,000
Common stock voting rights description								Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors.				Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors.
Awarded restricted stock								$ 2,337,830	$ 566,645	$ 566,645		$ 1,699,935
Net loss								$ (6,541,912)		$ (951,959)		$ (22,724,842)	$ (18,145,483)
Allied Integral United Inc [Member] | Independent Consulting Agreement [Member]
Number of restricted stock shares issued during the period										204,158
Number of restricted stock issued during the period										$ 204,158
Shares issued price per share				$ 10						$ 10
Allied Integral United Inc [Member] | Public Offering [Member]
Warrants issued to purchase of stock		1,107,896	1,040,879					1,107,896	1,040,879			1,040,879
Warrants exercise price per share		$ 8	$ 8					$ 8	$ 8			$ 8
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member]
Common stock, shares authorized					1,500,000
Preferred stock, shares authorized					1,500,000
Number of shares issued												320,657
Number of stock issued during the period								$ 257,000
Stock conversion of preferred stock description					The exchange rate is 1 share of AIU Alt Care preferred stock to 1 share of the Company's common stock.
Shares designated					700,000
Number of preferred stock exchanged for common stock shares								25,700				320,658	78,000
Net loss								$ (234,334)				$ 528,044	$ 215,500
Percentage of ownership		99.00%						99.00%
Non-controlling interest loss								$ (231,991)				$ 522,675	213,345
Warrants issued during the period								25,700				442,158
Warrants term		10 years						10 years
Dividend rate								10.25%				10.25%
Allied Integral United Inc [Member] | AIU Alt Care, Inc [Member] | Independent Consulting Agreement [Member] | Preferred Stock [Member]
Number of shares issued										5,000
Number of stock issued during the period										$ 50,000
Shares issued price per share				$ 10						$ 10
Allied Integral United Inc [Member] | Clearday Oz Fund [Member]
Preferred stock, par value		$ 10.00	$ 10.00					$ 10.00	$ 10.00			$ 10.00
Net loss								$ 6,503				$ 1,486,902	405,120
Percentage of ownership		99.00%						99.00%
Non-controlling interest loss								$ 6,439				$ 1,472,033	$ 401,169
Warrants issued during the period								41,317				598,721
Allied Integral United Inc [Member] | Clearday Oz Fund [Member] | Limited Partnership Interest [Member]
Number of shares issued			20,000			41,317		25,700				99,038	499,682
Number of stock issued during the period			$ 200,000			$ 413,167		$ 257,000				$ 990,387	$ 4,996,827
Warrants issued to purchase of stock		640,038						640,038					463,196
Allied Integral United Inc [Member] | Series A 6.75% Cumulative Convertible Preferred Stock [Member]
Preferred stock, shares authorized		15,000,000	15,000,000					15,000,000	15,000,000			15,000,000	15,000,000
Preferred stock, par value		$ 0.01	$ 0.01					$ 0.01	$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued		9,351,043	9,213,705					9,351,043	9,213,705			9,213,705	8,666,481
Preferred stock, shares outstanding		9,351,043	9,213,705					9,351,043	9,213,705			9,213,705	8,666,481
Stock conversion of preferred stock description								The conversion rate to the number of shares of common stock is equal to 1 share for each share of Series A preferred stock.				The conversion rate to the number of shares of common stock is equal to 1 share for each share of Series A preferred stock.
Dividends								$ 2,746,760		$ 2,738,580		$ 10,944,480	$ 10,981,490
Allied Integral United Inc [Member] | Series I Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Warrants issued to purchase of stock		467,858						467,858					577,683
Allied Integral United Inc [Member] | Series I 10.25% Cumulative Convertible Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Preferred stock, par value					$ 0.01
Number of shares issued			20,158
Number of stock issued during the period			$ 201,576
Allied Integral United Inc [Member] | Series I Cumulative Convertible Preferred Stock [Member] | AIU Alt Care, Inc [Member]
Preferred stock, par value		$ 0.01						$ 0.01
Number of shares issued								25,700
Allied Integral United Inc [Member] | Series I Cumulative Convertible Preferred Stock [Member] | AIU Alt Care, Inc [Member] | Limited Partnership Interest [Member]
Number of shares issued								41,317
Allied Integral United Inc [Member] | Officers and Employees [Member]
Number of common stock vested compensation for services, shares								57,000
Number of common stock vested compensation for services								$ 570,000
Allied Integral United Inc [Member] | Executive [Member]
Number of common stock vested compensation for services, shares				20,000
Number of restricted stock shares issued during the period								57,000
Number of restricted stock issued during the period				$ 20,000
Shares issued price per share				$ 10						$ 10
Allied Integral United Inc [Member] | Executive [Member] | Restricted Stock [Member]
Number of restricted stock shares issued during the period								57,000
Shares issued price per share		$ 10						$ 10
Allied Integral United Inc [Member] | Third Party [Member] | Independent Consulting Agreement [Member]
Number of common stock vested compensation for services, shares				204,158
Number of restricted stock shares issued during the period		204,158		204,158
Shares issued price per share		$ 10		$ 10				$ 10		$ 10